LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
LONG-TERM DEBT
9.	LONG-TERM DEBT

Total debt consisted of the following at the dates indicated (in thousands):

	March 31, 2020	December 31, 2019
9.875%/11.500% Senior Secured PIK Toggle Notes, due June 2024	$353,648	$380,619
Insurance and vehicle financing	2,282	574
Less deferred financing costs, net of accumulated amortization	(12,348)	(12,856)

Total debt	343,582	368,337
Less current maturities	(2,139)	(374)

Total long-term debt	$341,443	$367,963

Senior Secured Notes

On June 27, 2019, StoneMor Partners L.P. (the “Partnership”), Cornerstone Family Services of West Virginia Subsidiary, Inc. (“CFS West Virginia”) and, collectively with the Partnership, the “Issuers”), certain direct and indirect subsidiaries of the Partnership (the “Guarantors”), the initial purchasers party thereto (the “Initial Purchasers”) and Wilmington Trust, National Association, as trustee (in such capacity, the “Trustee”) and as collateral agent (in such capacity, the “Collateral Agent”) entered into an indenture (the “Original Indenture”) with respect to the 9.875%/11.500% Senior Secured PIK Toggle Notes due 2024.

On December 31, 2019, the Company, the subsidiary guarantors party thereto, the Issuers and the Trustee entered into the First Supplemental Indenture (the “First Supplemental Indenture”) and on January 30, 2020, the Company, LP Sub, the Issuers and the Trustee entered into the Second Supplemental Indenture (the “Second Supplemental Indenture” and, collectively with the Original Indenture and the First Supplemental Indenture, the “Indenture”).

Pursuant to the terms of the Indenture, the Initial Purchasers purchased Senior Secured Notes in the aggregate principal amount of $385.0 million in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to Section 4(a)(2) thereof. The gross proceeds from the sale of the Senior Secured Notes was $371.5 million, less advisor fees (including a placement agent fee of approximately $7.0 million), legal fees, mortgage costs and other closing expenses, as well as cash funds for collateralization of existing letters of credit and credit card needs under the former credit facility.

The Issuers can elect to pay interest at either a fixed rate of 9.875% per annum in cash or, at their option through January 30, 2022, a fixed rate of 7.50% per annum in cash plus a fixed rate of 4.00% per annum payable in kind by increasing the principal amount of the Senior Secured Notes or by issuing additional Senior Secured Notes. The Senior Secured Notes will require cash interest payments at 9.875% for all interest periods after January 30, 2022. The Company has the right and expects to pay quarterly interest at a fixed rate of 7.50% per annum in cash plus a fixed rate of 4.00% per annum payable in kind through January 30, 2022. Interest is payable quarterly in arrears on the 30th day of each March, June, September and December, commencing September 30, 2019. The Senior Secured Notes mature on June 30, 2024.

The Senior Secured Notes are senior secured obligations of the Issuers. The Issuers’ joint and several obligations under the Senior Secured Notes and the Indenture are jointly and severally guaranteed (the “Note Guarantees”) by the Company and each subsidiary of the Company (other than the Issuers except at to each other’s obligations under the Senior Secured Notes) that the Company has caused or will cause to become a Guarantor pursuant to the terms of the Indenture. In addition, the Issuers, the Guarantors and the Collateral Agent entered into a Collateral Agreement (the “Collateral Agreement”). Pursuant to the Indenture and the Collateral Agreement, the Issuers’ obligations under the Indenture and the Senior Secured Notes and the Guarantors’ Note Guarantees are secured by a first priority lien and security interest (subject to permitted liens and security interests) in substantially all of the assets of the Issuers and the Guarantors (other than the Company), whether now owned or hereafter acquired, excluding certain assets which include, among others: (a) trust and other fiduciary accounts and amounts required to be deposited or held therein and (b) unless encumbered by a mortgage existing on the date of the Indenture, owned and leased real property that (i) may not be pledged as a matter of law or without governmental approvals, (ii) is not operated or intended to be operated as a cemetery, crematory or funeral home or (iii) is the subject of specified immaterial leases.

The Issuers may redeem the Senior Secured Notes at their option, in whole or in part, at any time for a redemption price equal to the principal balance thereof, accrued and unpaid interest thereon and, if applicable, a premium (the “Applicable Premium”) calculated as follows:

•

If redeemed before June 27, 2021, the sum of 4% of the principal amount so redeemed plus the excess of (i) the interest that would have accrued on the principal amount of the redeemed Senior Secured Notes from the redemption date through June 27, 2021 assuming an interest rate of 11.500% per annum over (ii) the interest that would have accrued on the principal amount of the redeemed Senior Secured Notes from the redemption date through June 27, 2021 at an interest rate equal to the then-applicable rate on United States Treasury securities for the period most nearly equaling that time period plus 0.50%;

•	If redeemed on or after June 27, 2021 and before June 27, 2022, 4% of the principal amount so redeemed;

•	If redeemed on or after June 27, 2022 and before June 27, 2023, 2% of the principal amount so redeemed; and

•	If redeemed on or after June 27, 2023, no premium will be payable.

The Issuers are obligated to redeem the Senior Secured Notes with the net cash proceeds of certain dispositions described in the Indenture, tax refunds, insurance or condemnation proceeds and certain other extraordinary receipts. The redemption price for such redemptions is the principal balance of the Senior Secured Notes being redeemed, all accrued and unpaid interest thereon plus, with respect to redemptions from asset dispositions with net proceeds in excess of $55.0 million, an Applicable Premium of 2% of the principal amount so redeemed. As of March 31, 2020, the Issuers redeemed approximately $32.2 million of the Senior Secured Notes with the net cash proceeds from dispositions.

The Issuers are also obligated to use 75% of any Excess Cash Flow, less any amount paid in any voluntary redemption of the Senior Secured Notes during the applicable period or subsequent thereto and prior to the applicable redemption date, to redeem the Senior Secured Notes at a redemption price equal to the principal balance thereof and all accrued and unpaid interest thereon.

All interest payable in connection with the redemption of any the Senior Secured Notes is payable in cash.

The Indenture requires the Issuers and the Guarantors, as applicable, to comply with various affirmative covenants regarding, among other matters, delivery to the Trustee of financial statements and certain other information or reports filed with the SEC and the maintenance and investment of trust funds and trust accounts into which certain sales proceeds are required by law to be deposited.

The Indenture includes financial covenants pursuant to which the Issuers will not permit:

•

the ratio of the sum of the Operating Cash Flow Amount plus Cash Interest Expense to Cash Interest Expense, or the Consolidated Interest Coverage Ratio, for the nine months ended March 31, 2020 and the twelve months ending as of each date from June 30, 2020 onwards, as set forth below, to be less than:

March 31, 2020	0.40x
June 30, 2020	0.75x
September 30, 2020	1.00x
December 31, 2020	1.15x
March 31, 2021	1.25x
June 30, 2021	1.30x
September 30, 2021	1.35x
December 31, 2021	1.45x
March 31, 2022 and each quarter end thereafter	1.50x

•

the aggregate amount of Capital Expenditures for the prior four fiscal quarters as of the last day of any fiscal quarter beginning with the fiscal quarter ended September 30, 2019 to be more than $20.0 million;

•

the average daily balance of Unrestricted Cash and unrestricted Permitted Investments of the Company and its subsidiaries as of the end of any day for any 10-business day period to be less than $12.5 million during the quarter ended March 31, 2020 and any subsequent quarter through maturity; or

•

the ratio of the (a) the sum of Unrestricted Cash, accounts receivable and merchandise trust account balances to (b) the aggregate principal or face amount of Consolidated Funded Indebtedness, or Asset Coverage Test, for the applicable measurement period as of the last day of any fiscal quarter to be less than 1.60:1.00.

The Indenture requires the Issuers and the Guarantors, as applicable, to comply with certain other covenants including, but not limited to, covenants that, subject to certain exceptions, limit the Issuers’ and the Guarantors’ ability to: (i) incur additional indebtedness; (ii) grant liens; (iii) engage in certain sale/leaseback, merger, consolidation or asset sale transactions; (iv) make certain investments; (v) pay dividends or make distributions; (vi) engage in affiliate transactions and (vii) amend its organizational documents.

The Indenture provides for certain events of default, the occurrence and continuation of which could, subject to certain conditions, cause all amounts owing under the Senior Secured Notes to become due and payable, including but not limited to the following:

•	failure by the Issuers to pay any interest on any Senior Secured Note when it becomes due and payable that remains uncured for five business days;

•

failure by the Issuers to pay the principal on any of the Senior Secured Notes when it becomes due and payable, whether at the due date thereof, at a date fixed for redemption, by acceleration or otherwise;

•

failure by the Issuers to comply with the agreement and covenants relating to maintenance of its legal existence, providing notice of any default or event of default or use of proceeds from the sale of the Senior Secured Notes or any of the negative covenants in the Indenture;

•

failure by the Issuers to comply with any other agreement or covenant contained in the Indenture, the Collateral Agreement or any other Note Document that remains uncured for a period of 15 days after the earlier of written notice and request for cure from the Trustee or holders of at least 25% of the aggregate principal amount of the Senior Secured Notes;

•	the acceleration of or the failure to pay at final maturity indebtedness (other than the Senior Secured Notes) in a principal amount exceeding $5.0 million;

•	the occurrence of a Change in Control;

•	certain bankruptcy or insolvency proceedings involving an Issuer or any subsidiary; and

•

failure by the Company or any subsidiary to maintain one or more licenses, permits or similar approvals for the conduct of its business where the sum of the revenue associated therewith represents the lesser of (i) 15% of the Company and its subsidiaries’ consolidated revenue and (ii) $30.0 million, and such breach is not cured within 30 days.

At the option of holders holding a majority of the outstanding principal amount of the Senior Secured Notes (and automatically upon any default for failure to pay principal of the Senior Secured Notes when due and payable or certain bankruptcy or insolvency proceedings involving an Issuer), the interest rate on the Senior Secured Notes will increase to 13.50% per annum, payable in cash.

As of March 31, 2020, the Company was in compliance with the covenants of the Indenture.

On April 1, 2020, the Issuers and the Trustee entered into the Third Supplemental Indenture to the Indenture (the “Supplemental Indenture”), pursuant to which certain financial covenants and the premium payable upon voluntary redemption of the Senior Secured Notes in the Indenture were amended. For further details, see Note 18 Subsequent Events.

Deferred Financing Costs

For the three months ended March 31, 2020 and 2019, the Company recognized $0.7 million and $1.5 million, respectively, of amortization of deferred financing fees on its various debt facilities.

10.	LONG-TERM DEBT

Total debt consisted of the following as of December 31, 2019 and 2018 (in thousands):

	December 31, 2019	December 31, 2018
9.875%/11.500% Senior Secured PIK Toggle Notes, due June 2024	$380,619	$—
7.875% Senior Notes, due June 2021	—	173,613
Credit facility	—	155,739
Notes payable—acquisition debt	—	92
Insurance and vehicle financing	574	1,294
Less deferred financing costs, net of accumulated amortization	(12,856)	(9,692)

Total debt	368,337	321,046
Less current maturities	(374)	(798)

Total long-term debt	$367,963	$320,248

Senior Secured Notes

On June 27, 2019, StoneMor Partners L.P. (the “Partnership”), Cornerstone Family Services of West Virginia Subsidiary, Inc. (collectively with the Partnership, the “Issuers”), certain direct and indirect subsidiaries of the Partnership, the initial purchasers party thereto (the “Initial Purchasers”) and Wilmington Trust, National Association, as trustee (in such capacity, the “Trustee”) and as collateral agent (in such capacity, the “Collateral Agent”) entered into an indenture (the “Original Indenture”) with respect to the 9.875%/11.500% Senior Secured PIK Toggle Notes due 2024.

On December 31, 2019, the Company, the subsidiary guarantors party thereto, the Issuers and the Trustee entered into the First Supplemental Indenture (the “First Supplemental Indenture”) and on January 30, 2020, the Company, LP Sub, the Issuers and the Trustee entered into the Second Supplemental Indenture (the “Second Supplemental Indenture” and, collectively with the Original Indenture and the First Supplemental Indenture, the “Indenture”).

Pursuant to the terms of the Indenture, the Initial Purchasers purchased Senior Secured Notes in the aggregate principal amount of $385.0 million in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to Section 4(a)(2) thereof. The gross proceeds from the sale of the Senior Secured Notes was $371.5 million, less advisor fees (including a placement agent fee of approximately $7.0 million), legal fees, mortgage costs and other closing expenses, as well as cash funds for collateralization of existing letters of credit and credit card needs under the former credit facility.

The Issuers can elect to pay interest at either a fixed rate of 9.875% per annum in cash or, at their option through January 30, 2022, a fixed rate of 7.50% per annum in cash plus a fixed rate of 4.00% per annum payable in kind by increasing the principal amount of the Senior Secured Notes or by issuing additional Senior Secured Notes. The Senior Secured Notes will require cash interest payments at 9.875% for all interest periods after January 30, 2022. The Company has the right and expects to pay quarterly interest at a fixed rate of 7.50% per annum in cash plus a fixed rate of 4.00% per annum payable in kind through January 30, 2022. Interest is payable quarterly in arrears on the 30th day of each March, June, September and December, commencing September 30, 2019. The Senior Secured Notes mature on June 30, 2024.

The Senior Secured Notes are senior secured obligations of the Issuers. The Issuers’ joint and several obligations under the Senior Secured Notes and the Indenture are jointly and severally guaranteed (the “Note Guarantees”) by the Company and by each subsidiary of the Company (other than the Issuers except as to each other’s obligations under the Senior Secured Notes) that the Company has caused or will cause to become a guarantor pursuant to the terms of the Indenture (collectively, the “Guarantors”). In addition, the Issuers, the Guarantors and the Collateral Agent entered into a Collateral Agreement (as supplemented, the “Collateral Agreement”). Pursuant to the Indenture and the Collateral Agreement, the Issuers’ obligations under the Indenture and the Senior Secured Notes and the Guarantors’ Note Guarantees are secured by a first priority lien and security interest (subject to permitted liens and security interests) in substantially all of the assets of the Issuers and the Guarantors (other than the Company), whether now owned or hereafter acquired, excluding certain assets which include, among others: (a) trust and other fiduciary accounts and amounts required to be deposited or held therein and (b) unless encumbered by a mortgage existing on the date of the Indenture, owned and leased real property that (i) may not be pledged as a matter of law or without governmental approvals, (ii) is not operated or intended to be operated as a cemetery, crematory or funeral home or (iii) is the subject of specified immaterial leases.

The Issuers may redeem the Senior Secured Notes at their option, in whole or in part, at any time for a redemption price equal to the principal balance thereof, accrued and unpaid interest thereon and, if applicable, a premium (the “Applicable Premium”) calculated as follows:

•

If redeemed before June 27, 2021, the sum of 4% of the principal amount so redeemed plus the excess of (i) the interest that would have accrued on the principal amount of the redeemed Senior Secured Notes from the redemption date through June 27, 2021 assuming an interest rate of 11.500% per annum over (ii) the interest that would have accrued on the principal amount of the redeemed Senior Secured Notes from the redemption date through June 27, 2021 at an interest rate equal to the then-applicable rate on United States Treasury securities for the period most nearly equaling that time period plus 0.50%;

•	If redeemed on or after June 27, 2021 and before June 27, 2022, 4% of the principal amount so redeemed;

•	If redeemed on or after June 27, 2022 and before June 27, 2023, 2% of the principal amount so redeemed; and

•	If redeemed on or after June 27, 2023, no premium will be payable.

The Issuers are obligated to redeem the Senior Secured Notes with the net cash proceeds of certain dispositions described in the Indenture, tax refunds, insurance or condemnation proceeds and certain other extraordinary receipts. The redemption price for such redemptions is the principal balance of the Senior Secured Notes being redeemed, all accrued and unpaid interest thereon plus, with respect to redemptions from asset dispositions with net proceeds in excess of $55.0 million, an Applicable Premium of 2% of the principal amount so redeemed.

The Issuers are also obligated to use 75% of any Excess Cash Flow, less any amount paid in any voluntary redemption of the Senior Secured Notes during the applicable period or subsequent thereto and prior to the applicable redemption date, to redeem the Senior Secured Notes at a redemption price equal to the principal balance thereof and all accrued and unpaid interest thereon.

All interest payable in connection with the redemption of any the Senior Secured Notes is payable in cash.

The Indenture requires the Issuers and the Guarantors, as applicable, to comply with various affirmative covenants regarding, among other matters, delivery to the Trustee of financial statements and certain other information or reports filed with the Securities and Exchange Commission (the “SEC”) and the maintenance and investment of trust funds and trust accounts into which certain sales proceeds are required by law to be deposited.

The Indenture includes financial covenants pursuant to which the Issuers will not permit:

•	the Operating Cash Flow Amount for the six months ending December 31, 2019 to be less than $20.0 million;

•

the ratio of the sum of the Operating Cash Flow Amount plus Cash Interest Expense to Cash Interest Expense, or the Consolidated Interest Coverage Ratio, for the nine months ended March 31, 2020 and the twelve months ending as of each date from June 30, 2020 onwards, as set forth below, to be less than:

March 31, 2020	0.40x
June 30, 2020	0.75x
September 30, 2020	1.00x
December 31, 2020	1.15x
March 31, 2021	1.25x
June 30, 2021	1.30x
September 30, 2021	1.35x
December 31, 2021	1.45x
March 31, 2022 and each quarter end thereafter	1.50x

•

the aggregate amount of Capital Expenditures for the prior four fiscal quarters as of the last day of any fiscal quarter beginning with the fiscal quarter ending September 30, 2019 to be more than $20.0 million;

•

the average daily balance of Unrestricted Cash and unrestricted Permitted Investments of the Company and its subsidiaries as of the end of any day for any 10-business day period to be less than $20.0 million during the quarter ending September 30, 2019, $15.0 million during the quarter ending December 31, 2019 and $12.5 million during any subsequent quarter; or

•

the ratio of the (a) the sum of Unrestricted Cash, accounts receivable and merchandise trust account balances to (b) the aggregate principal or face amount of Consolidated Funded Indebtedness, or Asset Coverage Test, for the applicable measurement period as of the last day of any fiscal quarter beginning with the fiscal quarter ending September 30, 2019, to be less than 1.60:1.00.

The Indenture requires the Issuers and the Guarantors, as applicable, to comply with certain other covenants including, but not limited to, covenants that, subject to certain exceptions, limit the Issuers’ and the Guarantors’ ability to: (i) incur additional indebtedness; (ii) grant liens; (iii) engage in certain sale/leaseback, merger, consolidation or asset sale transactions; (iv) make certain investments; (v) pay dividends or make distributions; (vi) engage in affiliate transactions and (vii) amend its organizational documents.

The Indenture provides for certain events of default, the occurrence and continuation of which could, subject to certain conditions, cause all amounts owing under the Senior Secured Notes to become due and payable, including but not limited to the following:

•	failure by the Issuers to pay any interest on any Senior Secured Note when it becomes due and payable that remains uncured for five business days;

•

failure by the Issuers to pay the principal of any of the Senior Secured Notes when it becomes due and payable, whether at the due date thereof, at a date fixed for redemption, by acceleration or otherwise;

•

failure by the Issuers to comply with the agreement and covenants relating to maintenance of its legal existence, providing notice of any default or event of default or use of proceeds from the sale of the Senior Secured Notes or any of the negative covenants in the Indenture;

•

failure by the Issuers to comply with any other agreement or covenant contained in the Indenture, the Collateral Agreement or any other Note Document that remains uncured for a period of 15 days after the earlier of written notice and request for cure from the Trustee or holders of at least 25% of the aggregate principal amount of the Senior Secured Notes;

•	the acceleration of or the failure to pay at final maturity indebtedness (other than the Senior Secured Notes) in a principal amount exceeding $5.0 million;

•	the occurrence of a Change in Control;

•	certain bankruptcy or insolvency proceedings involving an Issuer or any subsidiary; and

•

failure by the Company or any subsidiary to maintain one or more licenses, permits or similar approvals for the conduct of its business where the sum of the revenue associated therewith represents the lesser of (i) 15% of the Company and its subsidiaries consolidated revenue and (ii) $30.0 million, and such breach is not cured within 30 days.

At the option of holders holding a majority of the outstanding principal amount of the Senior Secured Notes (and automatically upon any default for failure to pay principal of the Senior Secured Notes when due and payable or certain bankruptcy or insolvency proceedings involving an Issuer), the interest rate on the Senior Secured Notes will increase to 13.50% per annum, payable in cash.

As of December 31, 2019, the Company was in compliance with the covenants of the Indenture.

On April 1, 2020, the Issuers and the Trustee entered into the Third Supplemental Indenture to the Indenture (the “Supplemental Indenture”), pursuant to which certain financial covenants and the premium payable upon voluntary redemption of the Senior Secured Notes in the Indenture were amended. For further details, see Note 26 Subsequent Events of this Annual Report.

Registration Rights Agreement

In connection with the sale of the Senior Secured Notes, on June 27, 2019, the Issuers, the Guarantors party thereto and the Initial Purchasers entered into a Registration Rights Agreement (the “Notes Registration Rights Agreement”), pursuant to which the Issuers and the Guarantors agreed, for the benefit of the holders of the Notes, to use their commercially reasonable efforts to file a registration statement with the SEC with respect to a registered offer to exchange the Senior Secured Notes for new “exchange” notes having terms substantially identical in all material respects to the Senior Secured Notes, with certain exceptions (the “Exchange Offer”). The Issuers agreed to use their commercially reasonable efforts (i) to consummate the Exchange Offer on or before July 14, 2020 (the “Exchange Date”) and (ii) upon the occurrence of certain events described in the Notes Registration Rights Agreement which result in the inability to consummate the Exchange Offer, to cause a shelf registration statement covering resales of the Notes to be declared effective.

If the Issuers had failed to comply with their obligations under the Notes Registration Rights Agreement, additional interest would have accrued on the Notes at a rate of 0.25% per annum (increasing by an additional 0.25% per annum with respect to each subsequent 90-day period that occurs after the date on which such default occurs, up to a maximum additional interest rate of 1.00%) from and including the date on which any such default shall occur to but excluding the earlier of (x) the date on which all such defaults have been cured and (y) the date on which the Notes are freely tradeable by persons other than affiliates of the Issuers pursuant to Rule 144 under the Securities Act.

Deferred Financing Costs

In February 2019, the Company entered into the Eighth Amendment and Waiver to the original agreement for its revolving credit facility dated August 4, 2016 (the “Tranche B Revolving Credit Facility”). In connection with the Tranche B Revolving Credit Facility, the Company incurred debt issuance costs and fees of approximately $3.1 million, which was being amortized over the life of the Tranche B Revolving Credit Facility, using the effective interest method. In connection with the issuance of the Senior Secured Notes, the Company incurred debt issuance costs and fees of approximately $14.3 million during the year ended December 31, 2019, which have been deferred and are being amortized over the life of the Senior Secured Notes, using the effective interest method.

In connection with the retirement of all of its revolving credit facilities and its $175.0 million 7.875% senior notes due 2021, the Company wrote-off unamortized deferred financing fees of $6.9 million, during the year ended December 31, 2019, which is presented in Loss on debt extinguishment in the accompanying consolidated statement of operations.

For the years ended December 31, 2019 and 2018, the Company recognized $7.3 million and $3.2 million of amortization of deferred financing fees on its various debt facilities.